Segment Data (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of segment information
	For the Three Months Ended March 31, 2020				For the Three Months Ended March 31, 2019
	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL
Revenues	$4,987,312	$1,057,741	$-	$6,045,053	$4,817,818	$1,417,230	$-	$6,235,048
Income (Loss) from Operations	$439,993	$(6,427,410)	$(2,106,653)	$(8,094,070)	$(373,611)	$(3,480,541)	$-	$(3,854,152)

	As of March 31, 2020				As of December 31, 2019
	Gaming & Entertainment	E-sports	Corporate(2)	TOTAL	Gaming & Entertainment	E-sports	Corporate(2)	TOTAL
Total Assets	$37,716,634	$20,170,770	$10,824,744	$68,712,148	$39,290,001	$21,702,158	$10,328,915	$71,321,074

1)	Unallocated corporate operating losses result from general corporate overhead expenses not directly attributable to any one of the business segments. These expenses are reported separate from the Company's identified segments and are included in General and Administrative expenses on the accompanying condensed consolidated statements of operations and comprehensive loss.

2)	Unallocated corporate assets not directly attributable to any one of the business segments.

	For the Year ended December 31, 2019				For the Year ended December 31, 2018
	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL
Revenues	$18,523,632	$7,548,363	$-	$26,071,995	$16,326,923	$4,276,332	$-	$20,603,255
Revenues from Foreign Operations	$2,441,660	$858,277	$-	$3,299,937	$2,499,058	$384,433	$-	$2,883,491
Depreciation and Amortization	$3,218,931	$3,548,810	$-	$6,767,741	$4,003,937	$2,707,461	$-	$6,711,398
Loss from Operations	$1,011,550	$12,260,957	$2,272,580	$15,545,087	$2,116,272	$26,714,191	$-	$28,830,463
Interest Expense	$115,726	$-	$1,081,401	$1,197,127	$-	$2,117,438	$-	$2,117,438
Capital Expenditures	$939,576	$1,324,546	$-	$2,264,122	$766,770	$16,416,186	$-	$17,182,956
Total Property and Equipment, net	$2,470,293	$18,084,014	$-	$20,554,307	$711,863	$20,308,234	$-	$21,020,097
Total Property and Equipment, net in Foreign Countries	$-	$358,481	$-	$358,481	$-	$442,925	$-	$442,925
Total Assets	$39,290,001	$21,702,158	$10,328,915	$71,321,074	$37,315,493	$27,931,444	$-	$65,246,937

1)	Represents unallocated corporate assets not directly attributable to any one of the business segments and unallocated corporate operating losses resulting from general corporate overhead expenses not directly attributable to any one of the business segments. Corporate operating expense are reported separate from the Company's identified segments and are included in general and administrative expenses on the accompanying consolidated statements of operations.